Loans and Financing - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	R$ 58,194		R$ 47,133		R$ 7,283
Suppliers- National and foreign [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	8,242		7,676		7,283
Suppliers - IPO transaction expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	R$ 49,952	[1]	R$ 39,457	[1],[2]		[2]

[1]	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company.
[2]	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4,078, recognized during the fiscal year ended December 31, 2023.